Summary of Significant Accounting Policies (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Change in fair value of derivatives	$ 409,776	$ 0
Interest on convertible debts	50,723	1,311
Net loss	(6,881,722)	(10,102,266)
Net loss - diluted	$ (6,421,223)	$ (10,100,955)
Denominator:
Weighted average common shares outstanding	8,382,753	16,110,578
Convertible notes	212,248	50,000
Preferred stock	8,653,960	169,891,314
Common stock warrants	32,548	0
Diluted	17,281,456	186,051,893
Net loss per common share:
Net loss per common share: basic	$ (0.82)	$ (0.63)
Net loss per common share: diluted	$ (0.37)	$ (0.01)